Equity - Narrative (Details)				1 Months Ended			3 Months Ended				12 Months Ended
		Jun. 12, 2018 shares	Feb. 17, 2015 USD ($)	Feb. 29, 2016 shares	Mar. 31, 2015	Feb. 28, 2015 shares	Mar. 31, 2018 shares		Mar. 31, 2017 shares		Dec. 31, 2017 shares		Dec. 31, 2016 shares		Dec. 31, 2015 USD ($) shares		Dec. 31, 2014 shares
Class of Stock [Line Items]
Conversion of subordinated units to common units | $			$ 17,339,718												$ 0	[1],[2]
Subordinated units conversion to common unit ratio			1
Common units issued (in shares)							9,608				0		19,796		21,493
Number of common units held by parent (in shares)							80,591,366				80,581,758		80,581,758
Ownership interest (as a percent)					2.00%	2.00%									2.00%
Common units owned (in shares)							82,034,381				82,024,773		82,024,773		78,963,196		61,925,684
Weighted average limited partner units outstanding – basic (in shares)							80,607,000	[3]	80,602,000	[3]	80,603,000	[4]	79,367,000	[4]	69,612,000	[4]
Limited Partner Units Common
Class of Stock [Line Items]
Conversion of subordinated units to common units | $	[1],[2]														$ (939,431,000)
Common units issued (in shares)				19,796		21,063	9,608						19,796		21,063
Common units owned (in shares)							80,591,366				80,581,758		80,581,758		77,520,181		43,347,452
General Partner
Class of Stock [Line Items]
Common units issued (in shares)						430	0						0		430
Common units owned (in shares)							1,443,015				1,443,015		1,443,015		1,443,015		1,238,514
EQM Total Return Programs
Class of Stock [Line Items]
Common units issued (in shares)													92,472
EQM Total Return Programs | Limited Partner Units Common
Class of Stock [Line Items]
Common units issued (in shares)				92,472									92,472
EQM Total Return Programs | General Partner
Class of Stock [Line Items]
Common units issued (in shares)													0
Phantom Units
Class of Stock [Line Items]
Weighted average limited partner units outstanding – basic (in shares)							22,748		20,073		20,959		17,196		14,017
EQT Midstream Partners LP | Limited Partner Units Common | EQT GP Holdings LP
Class of Stock [Line Items]
Number of common units held by parent (in shares)							21,811,643				21,811,643
Partner interest (as a percent)							26.60%				26.60%
EQT Midstream Partners LP | General Partner | EQT GP Holdings LP
Class of Stock [Line Items]
Ownership interest (as a percent)							1.80%				1.80%
Common units owned (in shares)							1,443,015				1,443,015
EQT GP Holdings LP | EQT and Subsidiaries
Class of Stock [Line Items]
Ownership interest (as a percent)							100.00%				100.00%
Partner interest (as a percent)							90.10%				90.10%
Subsequent Event | EQT Midstream Partners LP | Limited Partner Units Common | EQT and Subsidiaries
Class of Stock [Line Items]
Number of common units held by parent (in shares)		5,889,282
Partner interest (as a percent)		6.70%
Subsequent Event | EQT Midstream Partners LP | Limited Partner Units Common | EQT GP Holdings LP
Class of Stock [Line Items]
Number of common units held by parent (in shares)		21,811,643
Partner interest (as a percent)		24.80%
Subsequent Event | EQT Midstream Partners LP | General Partner | EQT GP Holdings LP
Class of Stock [Line Items]
Ownership interest (as a percent)		1.60%
Common units owned (in shares)		1,443,015
Subsequent Event | EQT GP Holdings LP | EQT and Subsidiaries
Class of Stock [Line Items]
Ownership interest (as a percent)		100.00%
Subsequent Event | EQT GP Holdings LP | Limited Partner Units Common | EQT and Subsidiaries
Class of Stock [Line Items]
Partner interest (as a percent)		91.30%

[1]	All subordinated units were converted to common units on a one-for-one basis on February 17, 2015. For purposes of calculating net income per common and subordinated unit, the conversion of the subordinated units was deemed to have occurred on January 1, 2015. See Note 3.
[2]	As discussed in Note 2, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, AVC, Rager and the Gathering Assets, which were acquired by EQM effective on October 1, 2016, and NWV Gathering, which was acquired by EQM on March 17, 2015, because these transactions were between entities under common control.
[3]	As discussed in Note B, the combined financial statements of EQT Midstream Partners, LP (EQM) have been retrospectively recast to include the pre-acquisition results of Rice Olympus Midstream LLC (ROM), Strike Force Midstream Holdings LLC (Strike Force) and Rice West Virginia Midstream LLC (Rice WV), which were acquired by EQM effective on May 1, 2018 (the May 2018 Acquisition), because this transaction was between entities under common control.
[4]	As discussed in Note 2, the combined financial statements of EQT Midstream Partners, LP (EQM) have been retrospectively recast to include the pre-acquisition results of Rice Olympus Midstream LLC (ROM), Strike Force Midstream Holdings LLC (Strike Force) and Rice West Virginia Midstream LLC (Rice WV), which were acquired by EQM effective on May 1, 2018 (the May 2018 Acquisition), the Allegheny Valley Connector, LLC (AVC), Rager Mountain Storage Company LLC (Rager) and certain gathering assets (the Gathering Assets), which were acquired by EQM effective on October 1, 2016 (the October 2016 Acquisition), and the Northern West Virginia Marcellus gathering system (NWV Gathering), which was acquired by EQM on March 17, 2015, because these transactions were between entities under common control.